STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)	12 Months Ended
	May 31, 2024	May 31, 2023	Oct. 31, 2023	Oct. 30, 2023
Cash contribution		$ 100,000
Number of shares issued for convertible debt		101,806
Debt conversion converted value		$ 606,662
Sale of common stock, shares		14,265
Sale of common stock value		$ 100,000
Discount on note payable	35,063	101,221
Uncompensated services expenses	$ 0	$ 18,348
Shares issued for vested		246,000
Weighted average grant date fair value	$ 7.00	$ 6.18
Outstanding stock options			140,000
Stock options exercise price			$ 0.01	$ 7.01
Stock-based compensation expense	$ 194,846	$ 966,214
Unrecognised stock based compensation vested	$ 24,310
Unrecognised stock based compensation remaining weighted-average performance period	3 months 18 days
Unrecognised stock based compensation non vested	$ 1,093,712
Restricted stock units		132,000
Terminated outstanding restricted stock shares	44,000
Unrecognized compensation expense related to restricted stock units	$ 652,080
Research and Development Expense [Member]
Stock-based compensation expense	182,912	$ 435,187
General and Administrative Expense [Member]
Stock-based compensation expense	$ 11,934	$ 531,027
Two Thousand Fourteen Stock Option Plan [Member]
Available for issuance of stock-based awards	219,447
Two Thousand And Twenty Four Stock Option Plan [Member]
Available for issuance of stock-based awards	600,000
Shares avaliable for grant increase percentage	2.00%
Founder One [Member]
Cash contribution	$ 250,000
Shares issued	2,200,000
Founder Two [Member]
Shares issued	2,000,000